Share Capital - Other - Summary of Other Equity Issuances (Details) - CAD ($) $ in Thousands				12 Months Ended
	Oct. 01, 2017	Jul. 04, 2017	Apr. 03, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquired intangible - net of share issue costs				117,253
Total other share issuances, shares				715,106	388,669
Issuance of shares for acquisition, Shares				4,515,879	36,138,911
Issuance of shares per service agreements, shares					156,240
Share capital
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquired intangible - net of share issue costs				$ 3,225
Total other share issuances				9,795	$ 2,830
Issuance of shares per service agreements					1,333
Share-based reserve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total other share issuances				$ (5,575)	$ (639)
LBC Holdings, Inc
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow to LBC Holdings, Inc., shares				87,836
Shares released from escrow related to the acquisition, shares	87,836	87,836	87,836		138,032
LBC Holdings, Inc | Share capital
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow to LBC Holdings, Inc.				$ 1,297	$ 639
LBC Holdings, Inc | Share-based reserve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow to LBC Holdings, Inc.				$ (1,297)	$ (639)
BC Tweed Partner
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued to BC Tweed Partner for performance conditions, shares				155,158
BC Tweed Partner | Share capital
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued to BC Tweed Partner for performance conditions				$ 1,880
BC Tweed Partner | Share-based reserve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued to BC Tweed Partner for performance conditions				$ (1,880)
Apollo/Bodystream
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued for Apollo/Bodystream earnout, shares				243,493
Apollo/Bodystream | Share capital
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued for Apollo/Bodystream earnout				$ 2,398
Apollo/Bodystream | Share-based reserve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued for Apollo/Bodystream earnout				$ (2,398)
Niagara Asset Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for Niagara asset acquisition - net of share issue costs				111,366
Niagara Asset Acquisition | Share capital
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Acquisition related share issuance's				$ 995
Hershey
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares					94,397
Hershey | Share capital
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Acquisition related share issuance's					$ 858